Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 28, 2026
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Birks' Restricted Stock Units And Deferred Share Units
A summary of the status of the Company’s cash-settled DSUs and cash-settled RSUs at March 28, 2026 is presented below:

DSU
Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688
Grants of new units	143,829
Exercised	(8,896)

Outstanding March 29, 2025	231,621
Grants of new units	245,454
Exercised	(61,094)

Outstanding March 28, 2026	415,981

The fair value of cash-settled DSUs is measured based on the Company’s share price at each period end. As at March 28, 2026, the liability for all cash-settled DSU’s was $0.4 million (March 29, 2025 – $0.4 million and March 30, 2024 – $0.4 million). The closing stock price used to determine the liability for fiscal 2026 was U.S. $0.70 (U.S. $
1.16
as at March 29, 2025). Total compensation cost (gain) for DSUs recognized in expense was ($0.2) million, ($0.5) million, and ($0.3) million in fiscal 2026, 2025, and 2024, respectively.

RSU
Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024	—
Exercised	—

Outstanding March 29, 2025 and March 28, 2026	—

The fair value of cash-settled RSUs is measured based on the Company’s share price at each period end. As at March 28, 2026, the liability for all vested cash-settled
RSUs was nil (March 29, 2025
—
nil and March 30, 2024
—
nil). Total compensation cost (gain) for cash-settled RSU’s recognized in expense was nil, nil, and $(0.2) million in fiscal 2026, 2025, and 2024, respectively.
A summary of the status of the Company’s equity-settled DSUs at March 28, 2026 is presented below:

DSU
Outstanding March 25, 2023	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
Exercised	(408,718)

Outstanding March 29, 2025	331,764
Exercised	(110,588)

Outstanding March 28, 2026	221,176

The equity-settled DSUs are recorded at fair value at grant or modification date and not subsequently re-measured.

Birks Stock Option Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

		Weighted average
	Options	exercise price
Outstanding March 30, 2024	32,000	1.02
Exercised	(20,000)	0.78
Forfeited	(12,000)	1.43

Outstanding March 28, 2026 and March 29, 2025	—	$—